Adoption of new and revised standards and changes in accounting policies	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Adoption of new and revised standards and changes in accounting policies

2	Adoption of new and revised standards and changes in accounting policies

At the date of approval of these Consolidated Financial statements, certain new and revised standards and interpretations had been issued by the International Accounting Standards Board but were not yet effective.

The Company is currently evaluating the potential impact of these standards on its financial statements. The effect, if any, of the adoption of these standards will be assessed and reflected in the period in which they are adopted.